CASH FLOW STATEMENT - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW STATEMENT
Net cash flow from cash net of overdrafts	$ (40)	$ (930)	$ (459)
Settlement of currency swaps	(4)	(3)	4
Net cash flow from borrowings	(175)	396	267
Change in net debt from net cash flow	(219)	(537)	(188)
IFRS 16 lease liabilities	(3)	1	7
Exchange adjustment	(20)	47	59
Corporate bond issuance expense	1	3	(1)
Change in net debt in the year	(241)	(486)	(123)
Balance at beginning of year	(2,535)	(2,049)	(1,926)
Balance at end of year	$ (2,776)	$ (2,535)	$ (2,049)